Cover Page Cover Page	Jun. 22, 2020
Cover Page [Abstract]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Central Index Key	0000811596
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jun. 22, 2020
Entity Registrant Name	KAISER ALUMINUM CORPORATION
City Area Code	949
Local Phone Number	614-1740
Entity Incorporation, State or Country Code	DE
Entity File Number	1-09447
Entity Tax Identification Number	94-3030279
Entity Address, Address Line One	27422 Portola Parkway,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Foothill Ranch,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92610-2831
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	KALU
Security Exchange Name	NASDAQ